Net Profit (Loss) Per Share Attributable to Ordinary Shareholders - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	76,459,625
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	76,459,625
Common Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net profit (loss) attributable to ordinary shareholders, basic	$ (90,677)	$ (11,347)	$ (14,175)
Net profit (loss) attributable to ordinary shareholders, diluted	$ (90,677)	$ (11,347)	$ (14,175)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	38,757,558	14,022,788	13,597,794
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	38,757,558	14,022,788	13,597,794
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (2.34)	$ (0.81)	$ (1.04)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (2.34)	$ (0.81)	$ (1.04)
Common Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net profit (loss) attributable to ordinary shareholders, basic	$ (88,208)
Net profit (loss) attributable to ordinary shareholders, diluted	$ (88,208)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	37,702,067	14,022,788	13,597,794
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	37,702,067	14,022,788	13,597,794
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (2.34)	$ (0.81)	$ (1.04)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (2.34)	$ (0.81)	$ (1.04)